Investment Strategy - Global X Funds Member - Global X LLM ETF	Sep. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by gaining economic exposure to LLM Companies (as defined below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in LLM Companies and/or derivative instruments that provide economic exposure to LLM Companies.

The Fund’s investment adviser, Global X Management Company LLC (the “Adviser”), primarily considers LLM Companies for investment based on their inclusion in the Akros LLM Index (the “Reference Index”). However, the Fund will not seek to replicate the Reference Index, as the Adviser actively manages the Fund and exercises full investment discretion in constructing and managing the Fund’s portfolio. For example, to the extent consistent with the Fund’s investment objective and policies, the Adviser may, in its sole discretion: (i) determine whether it is more favorable for the Fund to obtain exposure to a security in the Reference Index directly or synthetically; (ii) reallocate the Fund’s portfolio holdings more frequently than the Reference Index is rebalanced when the Adviser believes doing so is in the Fund’s interest; and (iii) invest in securities not currently included in the Reference Index to the extent necessary for the Fund’s portfolio to comply with applicable regulatory requirements. In addition, the Fund may also invest up to 100% of the Fund’s assets in cash and cash equivalents and may also invest in short-term U.S. Treasury securities, money market funds, and/or short-term bonds or ETFs, during other than normal market conditions or to satisfy regulatory diversification and/or collateral requirements.
Generally, the Adviser will use the Reference Index to serve as an initial set of potential LLM Companies but retains sole discretion to buy or sell securities before such securities are added to, or removed from, the Reference Index through its scheduled rebalancing and reconstitution process. For example, if the Adviser receives new information about an existing portfolio company or identifies an emerging LLM Company after the Reference Index’s most recent rebalancing and reconstitution, the Adviser may, in its sole discretion, trade the relevant securities before the Reference Index’s next rebalancing and reconstitution. Such information may include developments that, in the Adviser’s judgment, negatively affect a portfolio company’s outlook or present an opportunity to add a new holding. Accordingly, the Fund may sell portfolio holdings of a company that has experienced an adverse change in its business circumstances or invest in a company that the Adviser determines now qualifies as an LLM Company, before the Reference Index reflects such developments. The Adviser actively manages the Fund and may, in its sole discretion, invest in companies that it independently determines qualify as LLM Companies that are not included in the Reference Index. As a result of the Adviser’s active management, there may be periods when the Fund’s holdings and performance deviate significantly from those of the Reference Index.

The Fund expects to gain economic exposure to LLM Companies, either individually or in the aggregate, through swap agreements and other derivative instruments. The Fund expects to enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on LLM Companies, either individually or in the aggregate. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain efficient exposure to LLM Companies in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of local market access requirements, foreign ownership restrictions, tax considerations, or liquidity constraints. For purposes of compliance with the Fund’s 80% investment policy, derivative instruments will be valued at their notional value. The notional value of a derivative instrument represents the total dollar value of exposure the derivative has to the underlying asset.

The Reference Index is owned and developed by Akros Technologies, Inc. (“Akros” or the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.

To be part of the Reference Index's initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Provider. Newly listed securities may be considered for inclusion in the Reference Index subject to certain criteria related to trading history, number of days traded and market capitalization, as determined by the Index Provider. Additionally, companies must be listed in either a developed market or China (A-Shares via the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs) to be eligible for investment. As of September 18, 2026, companies must have a market capitalization of at least $5 billion and a 3-month average daily trading value of at least $25 million to be considered for investment. The Reference Index targets up to 15 constituents and rebalances on a quarterly basis.

The Reference Index is designed to provide exposure to companies that develop their own large language model (“LLM”) products (“LLM Companies”). LLM Companies include those that are involved in researching, developing, training, and deploying the company’s own LLM, together with products and services delivered directly on top of those models. An LLM is a large-scale generative artificial-intelligence model trained on broad text and multimodal data to understand and produce natural language, and to perform reasoning, generation, and related tasks across general domains (e.g., foundation-model research and pre-training, model post-training, model-serving and inference platforms, application programming interfaces and application products built on the company’s own model, and the evaluation, safety, and tooling work that supports them). In constructing the Reference Index, the Index Provider analyzes companies that develop their own large language models for inclusion in the initial universe. The Index Provider next uses a qualification test to identify companies based on any of the following qualities:

(a) Revenue: at least 50% of the company’s total revenue is derived from its own large language model, from selling access to the model (application-programming-interface usage, licensing, or subscriptions) and from products and services built directly on it. This excludes revenue from hosting or reselling models developed by others, revenue from a model the company only holds a stake in or reaches through a partnership, and revenue from business lines not built on its own model.
(b) Industry leadership: the company’s own large language model ranks among the top 20 systems on major international public benchmark leaderboards that are widely recognized and used within the industry. Leaderboard standings are counted per developer: each developer is represented by its single best-performing model, and developers are ranked by that model.
(c) Capital investment: at least 50% of the company’s capital expenditure is devoted to developing or serving frontier foundational models, its own large language model and the models of its strategic partners, including artificial intelligence data centers, accelerators, and compute built for such companies, counted even when that compute also serves the company’s cloud customers. For the avoidance of doubt, this test excludes the capital of a compute provider that rents capacity to unaffiliated parties without a foundation model of its own, and capital directed at applications that are not a foundation model, such as autonomous-driving systems, on-device features, or robotics.

The Index Provider assigns each company an overall fitness rating of "anchor," "core" or "relevant." A company is rated "anchor" if it is one of the top 3 industry leaders based on condition (b) and satisfies condition (a) of the qualification test. A company is rated "core" if it satisfies condition (b) together with condition (a) and/or (c) of the qualification test. A company is rated "relevant" if it develops its own large language model and either derives between 20% and 50% of its revenue from such large language model or devotes between 20% and 50% of its capital expenditure to it.

At each rebalance, up to three anchor constituents that have a market capitalization of at least $30 billion are each held at a weight of 20%. The remaining core constituents are weighted using a combination of their relative ranking and free-float-adjusted market capitalization, subject to a 15% cap. When relevant companies are present in the portfolio, each core company will be held at a minimum weight of 5%. Relevant constituents are subject to a single security cap of 5% and an aggregate weight cap of 20%.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of September 17, 2026, the Reference Index was concentrated in the interactive media & services and software industries. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in LLM Companies and/or derivative instruments that provide economic exposure to LLM Companies.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of September 17, 2026, the Reference Index was concentrated in the interactive media & services and software industries.